4. Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 4 – RELATED PARTY TRANSACTIONS

In June 2018, Richard Carey, the Company’s Chairman, advanced the Company $300 to open a bank account. During the year ended June 30, 2019, Mr. Carey advanced the Company an additional $72,085, of which $34,005 was repaid. On June 12, 2019, Mr. Carey converted $48,000 of the amount due to him into 48,000,000 shares of common stock. The stock was fair valued at $0.002 per share by an independent valuation firm resulting in a loss on conversion of $48,000.

As of March 31, 2020 and June 30, 2019, the balance due to Mr. Carey is $45 and $3,980, respectively. The advances are unsecured, non-interest bearing and due on demand.

As of March 31, 2020, the Company owes Anthony Anish, a board member, $5,676 for expense reimbursement.

On August 1, 2019, employment agreements for Richard Carey, John Baird and Anthony Anish were signed providing for annual salaries of $120,000 per annum for Richard Carey and $60,000 for John Baird and Anthony Anish. As of March 31, 2020, the Company has accrued compensation due to Mr. Carey of $25,200, Mr. Baird of $40,000 and Mr. Anish of $30,000.

Mr. Carey is using his personal office space at no cost to the Company.

During the nine months ended March 31, 2020, the Company granted 4,000,000 shares of common stock to an officer and two directors for services rendered. The shares were valued at $0.002 per share for total non-cash expense of $8,000.

During the nine months ended March 31, 2020, the Company granted 2,500,000 shares of common stock to directors for services rendered. The shares were valued at $0.168 per share for total non-cash expense of $420,000.

During the nine months ended March 31, 2020, the CEO converted $50,000 of accrued compensation into 1,000,000 shares of common stock. The shares were valued at $0.168. The Company recognized a $118,000 loss on the conversion.

During the nine months ended March 31, 2020, the Company granted 2,000,000 shares of common stock to the brother of the CFO for services rendered. The shares were valued at $0.168 per share for total non-cash expense of $336,000.

NOTE 4 – RELATED PARTY TRANSACTIONS

On May 14, 2018, pursuant to an agreement by and between Richard Carey, the Company’s new President and Chairman of the Board, and Kido, Mr. Richard Carey acquired 22,000,000 shares of common stock of the Company owned by Kido, representing 62.15% ownership of the Company which constitutes control. Mr. Richard Carey accepted the positions of President and Chairman of the Board on the same day.

In June 2018, Richard Carey, the Company’s Chairman, advanced the Company $300 to open a bank account. During the year ended June 30, 2019, Mr. Carey advanced the Company an additional $72,085, of which $34,005 was repaid. On June 12, 2019, Mr. Carey converted $48,000 of the amount due to him into 48,000,000 shares of common stock. The stock was fair valued at $0.002 per share by an independent valuation firm resulting in a loss on conversion of $48,000. As of June 30, 2019 and 2018, the balance due to Mr. Carey is $3,980 and $300, respectively. The advances are unsecured, non-interest bearing and due on demand.

Mr. Carey is using his personal office space at no cost to the Company.